Decommissioning Provision (Tables)	6 Months Ended
Dec. 31, 2021
Decommissioning Provision
Disclosure detail information about decommissioning provision

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	2,840
Balance at December 31, 2021	126,780